Debt (Details) - USD ($)					2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 20, 2021	Mar. 18, 2021	Jan. 25, 2021	Jul. 27, 2020	Jul. 06, 2021	Jul. 06, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Aug. 26, 2020
Debt (Details) [Line Items]
Interest per annum		15.00%			12.00%	12.00%
Net carrying amount									$ 208,333
Convertible notes							$ 4,900,000		250,000
Unamortized debt discount									$ 41,667
Warrants exercisable (in Shares)							2,500,000
Refinanced loan percentage			93.60%
Loan repaid date	Oct. 19, 2021	May 07, 2021	Apr. 27, 2021
Loan balance								$ 412,560
Note payable		$ 225,000
Debt discount associated							$ 1,444,542
Fair value of warrants							928,779
Beneficial conversion feature							515,763	250,000
Loan agreement	$ 300,000
Accrued interest	91.23%
Maturity date	May 27, 2021
Debt instrument description				convertible note has a face value of $250,000, matures August 1, 2022, and accrues interest at 8% per annum.
Conversion price (in Dollars per share)				$ 0.1
Maturity date	May 27, 2021
Private Placement [Member]
Debt (Details) [Line Items]
Aggregate units (in Shares)					1,900	3,000
Subscription Agreement [Member]
Debt (Details) [Line Items]
Loan agreement				$ 250,000
Interest per annum				8.00%	12.00%	12.00%
Convertible into shares (in Shares)				2,500,000
Conversion price per share (in Dollars per share)				$ 0.1
Net carrying amount							177,083	52,083
Convertible notes							250,000	250,000
Unamortized debt discount							$ 72,917	$ 197,917
Warrants exercisable (in Shares)							2,500,000
Common stock price per share (in Dollars per share)					$ 0.2	$ 0.2	$ 0.25
Aggregate units (in Shares)						3,000
Principal amount					$ 1,000	$ 1,000
Warrant for purchase shares (in Shares)					5,000	5,000
Common stock exercise price per share (in Dollars per share)					$ 0.4	$ 0.4
Aggregate net proceeds					$ 3,000,000	$ 3,000,000
Convertible term description						The Initial Convertible Term Notes and the Initial Warrants mature on March 31, 2022 and March 31, 2023, respectively, and accrued interest at a rate of 12% per annum payable on a quarterly basis.
Loan Agreement [Member]
Debt (Details) [Line Items]
Loan agreement										$ 600,000
Interest per annum										84.00%
Debt [Member]
Debt (Details) [Line Items]
Net carrying amount							$ 177,083
Convertible notes							250,000
Unamortized debt discount							$ 72,917
Convertible Debt [Member]
Debt (Details) [Line Items]
Conversion price per share (in Dollars per share)					$ 0.2	$ 0.2
Aggregate units (in Shares)					1,900
Principal amount					$ 1,000	$ 1,000
Warrant for purchase shares (in Shares)					5,000	5,000
Common stock exercise price per share (in Dollars per share)					$ 0.4	$ 0.4
Aggregate net proceeds					$ 1,900,000	$ 1,900,000
Convertible term description					The Convertible Term Notes and Warrants mature on September 30, 2022 and April 30, 2023, respectively, and accrued interest at a rate of 12% per annum payable on a quarterly basis.